Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Current assets:
Cash and cash equivalents	$ 4.9	$ 380.9	$ 180.9
Receivables, net of allowance for credit losses	946.1	556.8	504.0
Inventories	721.2	383.8	336.1
Prepaid expenses and other current assets	24.7	15.6	20.3
Total current assets	1,696.9	1,337.1	1,041.3
Property, plant and equipment, net	90.7	86.2	87.5
Operating lease right-of-use assets	158.7	128.5	123.4
Intangible assets, net	899.3	919.2	916.0
Goodwill	1,515.4	1,452.7	1,362.3
Other assets	19.8	0.0	2.1
Total assets	4,380.8	3,923.7	3,532.6
Current liabilities:
Current maturities of long-term debt	15.0	13.0	13.0
Accounts payable	613.3	325.7	267.6
Accrued compensation and benefits	97.6	70.7	51.9
Current operating lease liabilities	48.7	42.8	39.8
Other current liabilities	68.0	70.1	58.0
Total current liabilities	842.6	522.3	430.3
Long-term debt	1,459.0	2,251.7	2,011.1
Non-current operating lease liabilities	110.1	85.9	83.6
Deferred income taxes	97.7	232.1	206.1
Payable to related parties pursuant to Tax Receivable Agreements	91.8
Other liabilities	20.9	31.0	31.0
Total liabilities	2,622.1	3,123.0	2,762.1
Commitments and contingencies
Partners' capital		800.7	770.5
Additional paid-in capital	1,168.7
Retained earnings	44.4
Accumulated other comprehensive income	7.7
Total stockholders' equity attributable to Core & Main, Inc.	1,223.3	800.7
Non-controlling interests	535.4	0.0
Total partners' capital/stockholders' equity	1,758.7	800.7	770.5
Total liabilities and partners' capital/stockholders' equity	4,380.8	$ 3,923.7	$ 3,532.6
Class A common stock
Current liabilities:
Common stock	1.6
Class B common stock
Current liabilities:
Common stock	$ 0.9